Private Placement (Details Narrative) - USD ($)		2 Months Ended	6 Months Ended
	Jan. 14, 2021	Dec. 31, 2020	Jun. 30, 2021	Nov. 20, 2020
Subsidiary, Sale of Stock [Line Items]
Unit issued price				$ 0.012
Sponsor [Member] | Closing of the IPO [Member]
Subsidiary, Sale of Stock [Line Items]
Sale of units	417,200	417,200	417,200
Unit issued price	$ 10.00	$ 10.00	$ 10.00
Proceeds from sale of units	$ 4,172,000	$ 4,172,000	$ 4,172,000